Document and Entity Information	12 Months Ended
Aug. 28, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2012
Registrant Name	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Central Index Key	0000725781
Amendment Flag	false
Document Creation Date	Aug. 23, 2012
Document Effective Date	Aug. 28, 2012
Prospectus Date	Aug. 28, 2012